Employee benefit expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit expense
Wages and salaries	$ 2,862	$ 2,782	$ 2,783
Social security costs	284	261	186
Share-based payments	28	25	34
Pension costs:
- defined contribution plans	61	57	39
- defined benefits plans	6	3	3
Total employee costs	$ 3,241	$ 3,128	$ 3,045